Inventories (Tables)	9 Months Ended
Sep. 30, 2026
Inventories [Abstract]
Schedule of Inventories
	September 30, 2026	December 31, 2025
	U.S. dollars in thousands
Work in process	8,024	5,008
Finished goods	5,064	5,109
	13,088	10,117